Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	$ 587
Depreciation, right-of-use assets	(25)	$ (27)	$ (22)
Right-of-use assets, ending balance	571	587
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	42
Depreciation, right-of-use assets	(1)	(1)	(1)
Right-of-use assets, ending balance	41	42
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	526
Depreciation, right-of-use assets	(13)	(13)	(12)
Right-of-use assets, ending balance	513	526
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	19
Depreciation, right-of-use assets	(11)	(13)	(9)
Right-of-use assets, ending balance	17	19
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	770	763
Additions to right-of-use assets	9	26
Increase (decrease) through other changes, right-of-use-assets		(2)
Disposals of right-of-use-assets	(7)	(17)
Right-of-use assets, ending balance	772	770	763
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	56	56
Additions to right-of-use assets	0	0
Increase (decrease) through other changes, right-of-use-assets		0
Disposals of right-of-use-assets	0	0
Right-of-use assets, ending balance	56	56	56
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	674	675
Additions to right-of-use assets	0	1
Increase (decrease) through other changes, right-of-use-assets		(2)
Disposals of right-of-use-assets	0	0
Right-of-use assets, ending balance	674	674	675
Cost [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	40	32
Additions to right-of-use assets	9	25
Increase (decrease) through other changes, right-of-use-assets		0
Disposals of right-of-use-assets	(7)	(17)
Right-of-use assets, ending balance	42	40	32
Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(183)	(159)
Disposals of right-of-use-assets	7	3
Depreciation, right-of-use assets	(25)	(27)
Right-of-use assets, ending balance	(201)	(183)	(159)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(14)	(13)
Disposals of right-of-use-assets	0	0
Depreciation, right-of-use assets	(1)	(1)
Right-of-use assets, ending balance	(15)	(14)	(13)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(148)	(135)
Disposals of right-of-use-assets	0	0
Depreciation, right-of-use assets	(13)	(13)
Right-of-use assets, ending balance	(161)	(148)	(135)
Accumulated amortization [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(21)	(11)
Disposals of right-of-use-assets	7	3
Depreciation, right-of-use assets	(11)	(13)
Right-of-use assets, ending balance	$ (25)	$ (21)	$ (11)